SmartETFs Sustainable Energy II ETF

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 92.4%	Value ($)
	Electrification: 31.6%
1,422	Aptiv PLC*	$170,228
2,286	Gentherm Inc.*	166,969
5,202	Infineon Technologies AG	178,366
2,394	Itron Inc.*	126,116
5,760	Johnson Matthey PLC	142,150
288	LG Chem Ltd.	126,134
3,744	ON Semiconductor Corporation*	234,412
342	Samsung SDI Co., Ltd.	167,804
1,296	Schneider Electric SE	218,221
3,474	Sensata Technologies Holding*	176,653
		1,707,053
	Energy Efficiency: 11.6%
3,096	Ameresco Inc.*	246,132
1,080	Hubbell Inc.	198,472
16,272	Nibe Industrier AB - B Shares	181,953
		626,557

	Renewable Energy Generation: 24.8%
3,438	Albioma SA	167,778
95,994	China Longyuan Power Group Corp Ltd.	218,623
228,000	China Suntien Green Energy Corp Ltd.	128,943
18,629	Iberdrola SA	204,499
2,862	Nextera Energy Inc.	242,440
1,908	Ormat Technologies Inc.	156,132
14,850	TransAlta Renewables Inc.	219,560
		1,337,975

	Renewable Equipment Manufacturing: 24.4%
5,058	Canadian Solar Inc.*	178,851
1,170	Eaton Corp. PLC	177,559
648	Enphase Energy Inc.*	130,753
2,340	First Solar Inc.*	195,952
7,506	Siemens Gamesa Renewable Energy SA	132,690
396	Solaredge Technologies Inc.*	127,658
2,088	TPI Composites Inc.*	29,357
5,310	Vestas Wind Systems A/S	157,783
108,000	Xinyi Solar Holdings Ltd.	190,542
		1,321,145

	Total Common Stocks (Cost $5,376,978)	4,992,730

	Total Investments (Cost $5,376,978) - 92.4%	4,992,730
	Other Assets in Excess of Liabilities - 7.6%	412,780
	Total Net Assets - 100.0%	$5,405,510

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company